Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Plans with ABO in excess of plan assets:
PBO	¥ 82,538	¥ 53,933
ABO	82,538	53,933
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	82,538	53,933
ABO	82,538	53,933
Fair value of plan assets